INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Withholding tax	$ 0
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
PRC current income tax expenses		10,735	2,324
PRC deferred income tax benefits		(91,254)	(70,991)
Income tax benefit		(80,519)	(68,666)
Deferred tax assets, current
Allowance for doubtful accounts	752,021	526,160
Accrued payroll	874,554	582,954
Advertisement expenses	12,292,479	11,107,768
Total current deferred tax assets	13,919,054	12,216,882
Deferred tax assets, non-current
Net operating loss carry forwards	26,435,475	21,233,802
Total deferred tax assets	40,354,529	33,450,684
Less : valuation allowance	(40,354,529)	(33,450,684)
Net operating losses carry forwards	23,479,512	31,898,384
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Net loss before provision for income taxes	(43,869,825)	(32,252,863)	(39,079,142)
Statutory tax rates in the PRC	25.00%	25.00%	25.00%
Income tax at statutory tax rate	(10,967,456)	(8,063,216)	(9,769,785)
Entertainment expenses exceeded tax limit	36,620	51,166	31,564
Effect of income tax rate difference in other jurisdiction	4,026,991	273,995	4,372,527
Changes of valuation allowance	6,903,845	7,657,536	5,297,028
Income tax benefit		(80,519)	(68,666)
Aggregate undistributed earnings	0
Deferred tax liability payable upon the distribution of aggregate undistributed earnings	0
Inland Revenue, Hong Kong [Member]
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Income tax benefit	0	0	0
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax benefit	$ 0	$ 0	$ 0
State Administration of Taxation, China [Member]
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)	25.00%
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory tax rates in the PRC	25.00%